Federated Hermes Sustainable High Yield Bond Fund, Inc.
Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.6%
	Aerospace/Defense—1.7%
$ 700,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	$ 714,851
825,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	838,638
1,825,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	1,874,039
450,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	455,044
675,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	694,153
2,000,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,020,366
400,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	410,570
975,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	961,443
400,000	TransDigm, Inc., Sr. Sub., 144A, 6.125%, 7/31/2034	399,986
	TOTAL	8,369,090
	Airlines—0.1%
450,000	United Airlines Holdings, Inc., Sr. Unsecd. Note, 5.375%, 3/1/2031	447,331
	Automotive—3.5%
225,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	228,804
1,325,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,367,621
925,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	967,543
950,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	979,445
2,025,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	2,069,398
450,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	451,105
1,550,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2034	1,550,777
1,699,500	Dexko Global, Inc., Sr. Unsecd. Note, 144A, 7.500%, 4/15/2032	1,403,783
100,000	Dorman Products, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2034	101,274
2,050,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	2,050,417
2,450,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,553,934
450,000	IHO Verwaltungs GmbH, Secured Note, 144A, 7.375%, 5/15/2033	468,160
1,275,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	1,288,120
1,825,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,878,609
	TOTAL	17,358,990
	Building Materials—3.9%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	516,585
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	190,763
350,000	Core & Main LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2034	352,006
525,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	504,600
411,676	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	316,839
1,500,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	1,492,645
1,125,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	1,141,131
1,800,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	1,785,635
525,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	494,636
1,500,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	1,495,285
1,875,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	1,937,220
1,900,000	QXO Building Products, Sr. Unsecd. Note, 144A, 6.875%, 7/15/2034	1,951,633
775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	698,026
425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	403,958
1,925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	1,913,312
700,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	704,686

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$1,200,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	$ 1,216,140
1,950,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	1,978,969
	TOTAL	19,094,069
	Cable Satellite—6.3%
425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	375,496
1,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,261,914
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	614,444
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,534,843
675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	586,160
1,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,256,989
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	535,588
1,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,506,680
615,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	614,071
2,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,079,931
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	1,104,205
1,750,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,590,361
925,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	901,254
1,300,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,224,430
725,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	723,708
1,075,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	1,063,071
3,275,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	3,098,740
3,600,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	3,519,675
1,100,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	837,541
400,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	339,987
1,700,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,614,835
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	164,519
1,075,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	884,981
1,525,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,336,182
250,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	239,504
2,000,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,878,700
	TOTAL	30,887,809
	Chemicals—4.3%
800,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	765,869
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	156,003
875,000	Bond US Bidco 1/2/3/G1/2, Secured Note, 144A, 7.125%, 6/15/2033	884,036
1,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	1,019,816
1,750,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	1,783,653
700,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	720,975
475,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.375%, 2/15/2034	491,088
1,675,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,635,436
1,200,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	1,173,359
2,250,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	2,319,518
3,075,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	3,043,397
1,175,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	1,140,454
1,000,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	1,013,335
650,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	641,289
1,600,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,490,505
600,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	596,581
200,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	194,916
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	727,986

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 250,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	$ 251,208
1,225,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,152,353
	TOTAL	21,201,777
	Construction Machinery—1.2%
1,000,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	994,386
1,525,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	1,580,285
875,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	912,850
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	621,921
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	947,444
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	550,701
250,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	246,424
	TOTAL	5,854,011
	Consumer Cyclical Services—2.1%
450,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	462,729
1,950,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	2,039,542
1,675,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,668,747
1,131,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,122,609
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,271,453
250,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	246,742
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,346,144
375,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	370,868
700,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	714,533
1,125,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,150,540
	TOTAL	10,393,907
	Consumer Products—1.9%
450,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	448,743
1,700,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	1,783,108
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,598,392
1,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,240,806
1,675,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	1,613,706
800,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	735,645
350,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.250%, 7/15/2034	350,000
1,750,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	1,519,138
	TOTAL	9,289,538
	Diversified Manufacturing—1.9%
1,050,000	ADI Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 7.125%, 7/15/2034	1,071,833
175,000	EMRLD Borrower LP, Sr. Secd. Note, 144A, 6.750%, 7/15/2031	181,541
3,275,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	3,352,238
250,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	253,900
1,575,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,612,844
575,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	570,246
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	636,931
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	641,708
1,000,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,031,711
	TOTAL	9,352,952
	Environmental—0.2%
1,100,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	1,108,181
	Finance Companies—1.9%
2,550,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	2,516,549
1,725,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,667,030

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 75,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	$ 76,323
750,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2031	766,535
900,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	916,393
400,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	410,772
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	794,093
1,725,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,614,953
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	405,266
	TOTAL	9,167,914
	Food & Beverage—2.3%
2,500,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,501,431
3,600,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	3,532,634
750,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	736,640
600,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	608,088
775,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	769,424
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	390,790
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,234,576
650,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	651,233
975,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	997,488
	TOTAL	11,422,304
	Gaming—2.6%
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	458,911
1,650,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,496,434
550,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	536,927
375,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	377,380
500,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	480,852
1,225,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,218,887
1,500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,527,916
500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	518,509
1,450,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,440,546
450,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	454,684
1,125,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,125,844
350,000	Pioneer OpCo LLC, Secured Note, 144A, 7.000%, 5/15/2033	356,599
1,075,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	1,089,046
1,125,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	1,189,525
375,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	376,611
	TOTAL	12,648,671
	Health Care—5.2%
2,150,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,124,510
1,025,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	979,213
1,975,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,955,315
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	471,845
200,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	196,877
525,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	495,752
425,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	421,039
975,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	1,019,198
1,000,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	1,036,385
1,000,000	Encompass Health Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/1/2034	998,625
175,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	177,636
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	599,984
650,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	661,653

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,175,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	$ 1,200,042
1,275,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	1,238,846
5,350,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	5,320,009
1,825,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,784,988
425,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2032	428,743
750,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	729,333
600,000		Tenet Healthcare Corp., 4.625%, 6/15/2028	595,306
400,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	400,208
800,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	795,881
850,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	871,170
752,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	755,421
325,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	328,075
		TOTAL	25,586,054
		Independent Energy—2.8%
1,450,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,508,647
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	799,950
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	658,484
375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	379,451
1,850,000		California Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2035	1,836,474
1,400,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	1,443,102
625,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	0
375,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	367,405
1,775,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,747,702
450,000		SM Energy Co., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	493,620
1,300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.625%, 4/15/2034	1,280,381
675,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	681,670
500,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	511,939
900,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	945,610
1,000,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	1,044,945
		TOTAL	13,699,380
		Industrial - Other—1.2%
675,000		LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	655,232
200,000		Madison IAQ LLC, Sr. Secd. Note, 144A, 4.125%, 6/30/2028	196,904
4,825,000		Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	4,830,408
		TOTAL	5,682,544
		Insurance - P&C—9.9%
950,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	930,627
1,500,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,490,711
2,000,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	2,033,546
900,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	904,965
3,675,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,543,541
3,075,000		Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	2,958,449
800,000		Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	809,570
6,050,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	5,882,138
975,000		Asurion LLC and Asurion Co-Issuer, Inc., Secured Note, 144A, 8.000%, 12/31/2032	983,162
1,875,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	1,884,493
5,900,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	5,765,973
2,075,000		Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	2,130,521
2,075,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	2,068,775
3,350,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,411,992

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$2,200,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	$ 2,245,520
2,225,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	2,065,040
3,250,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	3,241,570
1,050,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	1,013,118
1,575,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,550,513
3,900,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	3,941,629
	TOTAL	48,855,853
	Lodging—1.9%
800,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	732,606
300,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	290,090
825,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	818,322
450,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	451,909
1,350,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,362,952
400,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	398,868
500,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2034	495,652
675,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	691,051
150,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	153,995
1,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,124,578
1,000,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	986,132
550,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2033	543,167
1,400,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,434,058
	TOTAL	9,483,380
	Media Entertainment—3.3%
700,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	628,579
2,850,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	2,091,387
1,475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	1,463,945
250,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	245,205
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	326,555
950,000	Oak-Eagle AcquireCo, Inc., 144A, 7.250%, 7/1/2033	994,319
1,725,000	Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	1,831,815
950,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	990,878
1,700,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	1,656,273
1,625,000	Paramount Global, Sr. Unsecd. Note, 4.375%, 3/15/2043	1,049,673
800,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	517,017
675,000	Paramount Global, Sr. Unsecd. Note, 5.850%, 9/1/2043	505,740
700,000	Paramount Global, Sr. Unsecd. Note, 6.875%, 4/30/2036	656,947
275,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	279,635
150,000	Univision Communications, Inc., Secured Note, 144A, 8.875%, 4/15/2033	147,766
1,950,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	1,863,164
825,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	827,911
400,000	WMG Acquisition Corp., Sr. Secd. Note, 144A, 3.750%, 12/1/2029	383,130
	TOTAL	16,459,939
	Metals & Mining—0.8%
350,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	350,173
800,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	772,669
450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	447,005
475,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	475,102
750,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	759,662
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	249,851

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,000,000		Worthington Steel, Inc., Secured Note, 144A, 7.750%, 6/1/2033	$ 1,027,587
		TOTAL	4,082,049
		Midstream—4.2%
1,125,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,122,024
2,475,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,475,418
1,100,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	1,090,015
600,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	592,860
450,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	459,853
1,150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,179,427
1,250,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,293,960
3,200,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	3,052,120
1,150,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	1,111,227
400,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	386,058
1,550,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,547,677
175,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	174,717
250,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	251,901
275,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	280,773
1,250,000		Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	1,266,599
1,000,000		Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,028,392
3,250,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	3,288,542
		TOTAL	20,601,563
		Oil Field Services—0.4%
1,000,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	1,045,639
825,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	844,642
		TOTAL	1,890,281
		Packaging—3.3%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
1,039,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	1,111,373
650,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	657,694
1,625,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,545,518
675,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	616,275
750,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	763,011
350,000		Canpack Group, Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2031	352,226
1,400,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,359,890
250,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	249,382
1,600,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	1,612,295
500,000		Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	501,648
1,025,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	1,048,426
500,000		Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	492,306
1,250,000		Sword Purchaser LLC, Secured Note, 144A, 8.250%, 4/15/2033	1,294,175
1,575,000		Sword Purchaser LLC, Secured Note, 144A, 10.500%, 4/15/2034	1,648,975
599,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	633,280
2,300,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	2,543,991
		TOTAL	16,430,465
		Paper—0.5%
1,125,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	919,856
275,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	261,669
900,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	846,386
400,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	398,572
		TOTAL	2,426,483

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—3.1%
$1,400,000	Amneal Pharmaceuticals, Inc. Sr. Secd. Note, 144A, 6.875%, 8/1/2032	$ 1,454,963
4,600,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	4,662,127
225,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	229,424
1,425,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	1,486,643
2,375,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,329,035
1,600,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	1,633,122
1,450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,554,142
1,750,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,732,125
	TOTAL	15,081,581
	Restaurant—1.7%
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	360,579
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	4,038,268
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	989,288
400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	402,588
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,747,157
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	248,796
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	344,477
	TOTAL	8,131,153
	Retailers—3.2%
525,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	510,731
1,550,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,510,286
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	358,881
1,325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	1,331,985
625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	589,320
1,300,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	1,185,269
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	253,297
2,200,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,106,802
450,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	438,367
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	443,092
975,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	963,657
2,400,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	2,551,675
1,400,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 4/1/2032	1,431,174
425,000	Wayfair LLC, Secured Note, 144A, 7.125%, 5/31/2034	437,272
1,525,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	1,577,370
	TOTAL	15,689,178
	Supermarkets—1.0%
825,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	784,174
1,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	1,076,178
1,050,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	1,015,714
1,125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	1,072,795
1,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,165,319
	TOTAL	5,114,180
	Technology—17.7%
544,000	Ahead DB Holdings LLC, Sec. Fac. Bond, 144A, 6.625%, 5/1/2028	546,350
1,025,000	APLD ComputeCo 3 LLC, 144A, 7.000%, 6/15/2031	1,024,180
875,000	APLD ComputeCo LLC, 144A, 6.750%, 3/15/2031	878,765
1,950,000	APLD ComputeCo LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	2,104,741
2,900,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	2,782,402
450,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	456,329
825,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	784,506

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,250,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	$ 1,300,966
2,625,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	2,351,533
2,800,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	2,719,897
1,525,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	1,480,807
925,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	802,703
675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	633,127
1,550,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,526,960
2,275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,276,424
950,000	Core Scientific Finance I LLC, Secured Note, 144A, 7.750%, 5/15/2031	964,061
475,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	469,996
1,350,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	1,359,761
600,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.625%, 7/15/2032	591,780
1,000,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.750%, 10/1/2031	998,504
925,000	Edged Compute LLC, Sr. Secd. Note, 144A, 7.500%, 4/30/2031	902,229
1,575,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,503,761
500,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	484,576
950,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	939,354
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	670,753
850,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	859,503
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	489,447
550,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	541,856
525,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.250%, 9/15/2034	517,437
2,100,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	2,137,548
2,375,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	2,342,460
1,000,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	999,574
3,075,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	2,991,365
1,250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,271,290
1,000,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,010,959
1,775,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2035	1,784,138
1,825,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	1,860,533
1,650,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	1,726,277
4,525,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,848,816
1,250,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,220,041
607,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	592,509
575,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	560,707
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	230,057
1,175,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	1,032,286
2,100,000	PR RNO Property Owner 1, Secured Note, 144A, 6.500%, 5/1/2031	2,098,419
775,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	771,022
4,225,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,807,982
1,175,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,167,277
725,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	714,723
1,625,000	SE Cosmos LLC, Sr. Secd. Note, 144A, 8.875%, 5/1/2031	1,671,958
700,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	732,400
1,999,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,205,523
350,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	340,639
875,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	880,438
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	116,957
450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	463,124
1,050,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	1,052,742

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,650,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	$ 2,650,844
425,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	428,908
325,000		Stingray Compute LLC, Secured Note, 144A, 6.000%, 6/15/2031	326,048
1,425,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	1,405,361
950,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	938,302
1,275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,232,402
3,100,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	3,013,600
1,025,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	978,343
1,750,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	1,839,185
1,025,000		Yondr JK 1, LLC, 144A, 6.875%, 6/30/2031	1,028,337
350,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	354,465
		TOTAL	86,790,267
		Transportation Services—0.5%
975,000		GB AIT Buyer, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/30/2034	978,811
1,450,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,489,826
		TOTAL	2,468,637
		Utility - Electric—2.0%
1,575,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,524,628
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,715,196
700,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	689,964
1,650,000		Voltagrid LLC, 144A, 7.375%, 11/1/2030	1,713,782
475,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	471,634
850,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	879,998
475,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	500,237
950,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	1,013,683
1,350,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,448,210
		TOTAL	9,957,332
		TOTAL CORPORATE BONDS (IDENTIFIED COST $478,352,419)	475,026,863
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
4,686	[1,2]	Audacy Capital Corp. (IDENTIFIED COST $3,185,281)	41,518
		WARRANTS—0.0%
		Media Entertainment—0.0%
5,680	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	57
947	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	9
		TOTAL WARRANTS (IDENTIFIED COST $1,912)	66
		INVESTMENT COMPANY—1.6%
7,733,211		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[4] (IDENTIFIED COST $7,733,211)	7,733,211
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $489,272,823)	482,801,658
		OTHER ASSETS AND LIABILITIES - NET—1.8%[5]	8,753,302
		NET ASSETS—100%	$491,554,960

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2026	$11,663,345
Purchases at Cost	$30,106,750
Proceeds from Sales	$(34,036,884)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$7,733,211
Shares Held as of 6/30/2026	7,733,211
Dividend Income	$88,254

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Non-income-producing security.
3	Issuer in default.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$475,026,863	$0	$475,026,863
Equity Security:
Common Stock
Domestic	—	—	41,518	41,518
Warrants	—	—	66	66
Investment Company	7,733,211	—	—	7,733,211
TOTAL SECURITIES	$7,733,211	$475,026,863	$41,584	$482,801,658

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind